CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 198,989	$ 230,547	$ 182,282
Other comprehensive income
Foreign currency translation adjustments	(6,312)	33,876	16,417
Comprehensive income	192,677	264,423	198,699
Less: Comprehensive income attributable to non-controlling interests	(5,697)	(5,793)	(2,073)
Comprehensive income attributable to Mindray shareholders	$ 186,980	$ 258,630	$ 196,626